Income Taxes (Details) - Schedule of valuation allowance - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Valuation Allowance Abstract
Beginning balance	$ 148,546	$ 135,046
Increase related to current year tax positions	107,867	13,500
Ending balance	$ 256,413	$ 148,546